Cover	Aug. 09, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	001-40867
Entity Registrant Name	Volcon, Inc.
Entity Central Index Key	0001829794
Entity Tax Identification Number	84-4882689
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3121 Eagles Nest, Suite 120
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78665
City Area Code	(512)
Local Phone Number	400-4271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VLCN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2590 Oakmont Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78665